Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

10. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)
Contingent liabilities of Jinghong Dispute (i)	$25,030	$22,904
Contingent liabilities of Loop Dispute (ii)	14,677	14,677
Lawsuit provision (iii)	1,595	7,360
Payroll payable	7,669	6,137
Accrued expense	5,518	4,343
Output VAT	653	627
Warranty provisions	522	472
Borrowing from a third party	172	172
Others	342	129
Total	$56,178	$56,821

(i)	On May 18, 2022, Tianjin Jinghong Investment Development Group Co., Ltd. (“Jinghong”) filed proceedings with the Group. And the verdict was issued on July 20, 2023 that the Group was ordered to bear a total amount of approximately RMB162.7 million (US$22.9 million), covering equity transfer consideration, disbursement and other relevant expense, which was recognized in accrued expense and other liabilities as of December 31, 2023. As of June 30, 2025, the amount increased to RMB179.3 million (US$25.0 million) with RMB12.1 million (US$1.7 million) of interests accrued on continuous extensions for the first half of 2025. As of the issuance date of the unaudited condensed consolidated financial statements, the amount remains outstanding.

(ii)	On May 3, 2023, a winding up petition was brought by Loop Capital Markets LLC (“Loop Capital”) against ICONIQ before Cayman Grand Court (the “Loop Capital Petition”), claiming a total amount of US$10.1 million and warrants totaling 2 million units pursuant to an engagement letter dated February 11, 2022. The dispute was concluded in January 2025 and the Group was ordered by the arbitrator to pay a total of US$14.7 million to settle all claims and counterclaims. As of June 30, 2025 and the issuance date of the unaudited condensed consolidated financial statements, this amount remains outstanding.

(iii)	Lawsuit provision represented liabilities accrual for closed and on-going lawsuits the Group did not pay or make settlement. The Group regularly reviews these contingencies to determine whether its accruals are adequate. The amount of ultimate loss may differ from these estimates. As of June 30, 2025 and the issuance date of the unaudited condensed consolidated financial statements, there are three different on-going lawsuits in the total estimated amount of RMB6.3 million (US$0.9 million). The remaining amount of the balance is about other thirteen closed lawsuits of RMB5.1 million (US$0.7 million), which consists of unpaid claim amount, penalty and accrued interests.

(iv)	The amounts of output VAT cannot be offset against input tax, since they are arising from different legal entities.